DBX ETF Trust | 1
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
May 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.5%
Communication Services
— 11.2%
Alphabet, Inc., Class A
27,375 4,701,383
Alphabet, Inc., Class C
24,313 4,202,502
AT&T, Inc.
34,130 948,814
Charter Communications, Inc.,
Class A *
558 221,119
Comcast Corp., Class A
19,655 679,473
Electronic Arts, Inc.
1,182 169,948
Fox Corp., Class A
1,668 91,640
Fox Corp., Class B
1,290 64,861
Live Nation Entertainment, Inc. *
1,012 138,836
Meta Platforms, Inc., Class A
12,945 8,381,758
Netflix, Inc. *
1,976 2,385,486
Omnicom Group, Inc.
1,378 101,200
Pinterest, Inc., Class A *
3,672 114,236
ROBLOX Corp., Class A *
2,495 217,015
Snap, Inc., Class A *
5,286 43,610
Spotify Technology SA *
682 453,625
Take-Two Interactive Software,
Inc. *
828 187,360
T-Mobile US, Inc.
2,295 555,849
Trade Desk, Inc., Class A *
2,198 165,334
Verizon Communications, Inc.
19,835 871,947
Walt Disney Co.
9,194 1,039,290
Warner Bros Discovery, Inc. *
13,856 138,144
Warner Music Group Corp.,
Class A
1,051 27,662
(Cost $16,601,932)
25,901,092
Consumer Discretionary — 6.1%
Airbnb, Inc., Class A *
2,599 335,271
Aptiv PLC *
4,323 288,820
AutoZone, Inc. *
180 671,947
Best Buy Co., Inc.
2,557 169,478
Booking Holdings, Inc.
174 960,294
Chipotle Mexican Grill, Inc. *
7,503 375,750
D.R. Horton, Inc.
4,197 495,498
Domino's Pizza, Inc.
240 113,717
DoorDash, Inc., Class A *
3,149 657,039
eBay, Inc.
6,906 505,312
Expedia Group, Inc.
934 155,744
Ford Motor Co.
14,224 147,645
Garmin Ltd.
1,926 390,920
General Motors Co.
4,025 199,680
Genuine Parts Co.
2,945 372,601
Home Depot, Inc.
4,976 1,832,611
Lennar Corp., Class A
4,082 433,019
Lennar Corp., Class B
737 74,658
Lowe's Cos., Inc.
3,200 722,336
Lululemon Athletica, Inc. *
1,328 420,538
McDonald's Corp.
3,430 1,076,505
Number
of Shares Value $
MercadoLibre, Inc. *
411 1,053,512
NIKE, Inc., Class B
9,118 552,460
NVR, Inc. *
63 448,304
O'Reilly Automotive, Inc. *
533 728,877
PulteGroup, Inc.
4,776 468,191
Ulta Beauty, Inc. *
962 453,545
Yum! Brands, Inc.
521 74,993
(Cost $11,918,239)
14,179,265
Consumer Staples — 4.7%
Archer-Daniels-Midland Co.
12 579
Church & Dwight Co., Inc.
3,792 372,792
Clorox Co.
2,174 286,707
Coca-Cola Co.
22,041 1,589,156
Colgate-Palmolive Co.
5,413 503,084
Estee Lauder Cos., Inc., Class A
4,875 326,333
General Mills, Inc.
6,014 326,320
Hershey Co.
2,200 353,518
Hormel Foods Corp.
4,760 146,037
Kellanova
3,984 329,198
Kenvue, Inc.
22,017 525,546
Keurig Dr Pepper, Inc.
13,364 449,966
Kimberly-Clark Corp.
3,386 486,771
Kraft Heinz Co.
9,254 247,359
McCormick & Co., Inc.
4,704 342,122
Mondelez International, Inc.,
Class A
10,035 677,262
PepsiCo, Inc.
8,057 1,059,093
Procter & Gamble Co.
12,201 2,072,828
Sysco Corp.
5,684 414,932
Target Corp.
3,139 295,097
Tyson Foods, Inc., Class A
33 1,853
(Cost $11,333,053)
10,806,553
Financials — 12.2%
Aflac, Inc.
2,299 238,038
Allstate Corp.
568 119,206
American Express Co.
2,716 798,640
American International Group,
Inc.
1,893 160,224
Ameriprise Financial, Inc.
349 177,725
Aon PLC, Class A
942 350,499
Apollo Global Management, Inc.
1,983 259,158
Arch Capital Group Ltd.
1,481 140,754
Ares Management Corp., Class
A
61 10,095
Arthur J Gallagher & Co.
1,222 424,572
Bank of America Corp.
30,554 1,348,348
Bank of New York Mellon Corp.
3,755 332,731
Blackrock, Inc.
759 743,736
Block, Inc. *
2,768 170,924
Capital One Financial Corp.
2,237 423,129
Cboe Global Markets, Inc.
630 144,346

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Charles Schwab Corp.
7,597 671,119
Chubb Ltd.
1,793 532,880
Cincinnati Financial Corp.
525 79,180
Citigroup, Inc.
8,898 670,197
Citizens Financial Group, Inc.
167 6,738
CME Group, Inc.
1,900 549,100
Coinbase Global, Inc., Class A *
1,095 270,049
Corpay, Inc. *
422 137,196
Everest Group Ltd.
41 14,235
Fidelity National Financial, Inc.
489 26,783
Fidelity National Information
Services, Inc.
2,797 222,669
Fifth Third Bancorp
3,399 129,808
Fiserv, Inc. *
2,829 460,533
Global Payments, Inc.
1,530 115,683
Goldman Sachs Group, Inc.
1,518 911,483
Hartford Insurance Group, Inc.
615 79,852
Huntington Bancshares, Inc.
8,488 132,667
Interactive Brokers Group, Inc.,
Class A
680 142,582
Intercontinental Exchange, Inc.
2,958 531,848
JPMorgan Chase & Co.
13,290 3,508,560
KeyCorp
1,724 27,343
KKR & Co., Inc.
3,390 411,749
M&T Bank Corp.
336 61,367
Markel Group, Inc. *
38 73,785
Marsh & McLennan Cos., Inc.
2,353 549,802
Mastercard, Inc., Class A
3,906 2,287,354
MetLife, Inc.
1,455 114,334
Moody's Corp.
846 405,505
Morgan Stanley
6,025 771,381
MSCI, Inc.
391 220,532
Nasdaq, Inc.
2,495 208,432
Northern Trust Corp.
1,247 133,105
PayPal Holdings, Inc. *
4,950 347,886
PNC Financial Services Group,
Inc.
1,775 308,513
Principal Financial Group, Inc.
288 22,432
Progressive Corp.
2,546 725,432
Prudential Financial, Inc.
817 84,878
Raymond James Financial, Inc.
1,051 154,476
Regions Financial Corp.
293 6,282
Rocket Cos., Inc., Class A
4,615 58,841
S&P Global, Inc.
1,559 799,549
State Street Corp.
1,741 167,623
Synchrony Financial
2,095 120,777
Travelers Cos., Inc.
1,113 306,854
Truist Financial Corp.
4,858 191,891
US Bancorp
5,747 250,512
Visa, Inc., Class A
8,246 3,011,357
W.R. Berkley Corp.
951 71,030
Wells Fargo & Co.
15,009 1,122,373
Number
of Shares Value $
Willis Towers Watson PLC
450 142,447
(Cost $18,916,798)
28,193,129
Health Care — 14.7%
Abbott Laboratories
10,557 1,410,204
AbbVie, Inc.
9,879 1,838,581
Agilent Technologies, Inc.
3,432 384,109
Align Technology, Inc. *
1,563 282,809
Alnylam Pharmaceuticals, Inc. *
1,802 548,817
Amgen, Inc.
3,614 1,041,482
Avantor, Inc. *
14,102 182,057
Baxter International, Inc.
11,286 344,223
Becton Dickinson & Co.
2,550 440,104
Biogen, Inc. *
2,604 337,973
Boston Scientific Corp. *
9,926 1,044,811
Bristol-Myers Squibb Co.
14,612 705,467
Cardinal Health, Inc.
818 126,332
Cencora, Inc.
1,587 462,198
Centene Corp. *
2,935 165,651
Cigna Group
1,091 345,454
Cooper Cos., Inc. *
3,856 263,288
CVS Health Corp.
12,804 819,968
Danaher Corp.
4,202 797,960
Dexcom, Inc. *
5,434 466,237
Edwards Lifesciences Corp. *
6,646 519,850
Elevance Health, Inc.
1,146 439,881
Eli Lilly & Co.
4,348 3,207,389
GE HealthCare Technologies,
Inc.
5,002 352,841
Gilead Sciences, Inc.
9,103 1,002,058
HCA Healthcare, Inc.
883 336,767
Hologic, Inc. *
4,822 299,784
Humana, Inc.
13 3,031
IDEXX Laboratories, Inc. *
1,047 537,488
Illumina, Inc. *
2,823 232,164
Intuitive Surgical, Inc. *
2,197 1,213,491
IQVIA Holdings, Inc. *
887 124,473
Johnson & Johnson
13,265 2,058,861
Labcorp Holdings, Inc.
510 126,975
McKesson Corp.
977 702,961
Medtronic PLC
9,269 769,142
Merck & Co., Inc.
14,814 1,138,308
Mettler-Toledo International,
Inc. *
323 373,233
Moderna, Inc. *
8,023 213,091
Pfizer, Inc.
37,041 870,093
Quest Diagnostics, Inc.
545 94,470
Regeneron Pharmaceuticals, Inc.
884 433,408
ResMed, Inc.
1,866 456,778
Royalty Pharma PLC, Class A
12,861 422,870
STERIS PLC
1,762 432,060
Stryker Corp.
2,242 857,879

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Thermo Fisher Scientific, Inc.
2,307 929,306
UnitedHealth Group, Inc.
4,381 1,322,668
Veeva Systems, Inc., Class A *
742 207,537
Vertex Pharmaceuticals, Inc. *
1,922 849,620
Waters Corp. *
1,031 360,066
West Pharmaceutical Services,
Inc.
1,151 242,688
Zimmer Biomet Holdings, Inc.
3,716 342,504
Zoetis, Inc.
3,912 659,681
(Cost $34,767,275)
34,141,141
Industrials — 4.9%
Automatic Data Processing, Inc.
1,972 641,945
Broadridge Financial Solutions,
Inc.
572 138,899
Carrier Global Corp.
3,978 283,234
Cintas Corp.
2,010 455,265
Copart, Inc. *
9,831 506,100
Deere & Co.
1,522 770,528
Delta Air Lines, Inc.
4,003 193,705
Dover Corp.
1,241 220,588
Equifax, Inc.
695 183,612
Expeditors International of
Washington, Inc.
2,787 314,179
Fastenal Co.
14,450 597,363
FedEx Corp.
1,725 376,222
Ferguson Enterprises, Inc.
2,686 489,765
JB Hunt Transport Services, Inc.
1,714 237,989
Johnson Controls International
PLC
3,060 310,192
Masco Corp.
2,934 183,140
Old Dominion Freight Line, Inc.
2,467 395,139
Otis Worldwide Corp.
4,588 437,466
PACCAR, Inc.
61 5,725
Paychex, Inc.
1,623 256,288
Rollins, Inc.
3,058 175,070
Snap-on, Inc.
1,429 458,352
Southwest Airlines Co.
3,652 121,904
SS&C Technologies Holdings,
Inc.
1,035 83,638
Trane Technologies PLC
5 2,151
TransUnion
1,206 103,270
Uber Technologies, Inc. *
13,044 1,097,783
United Airlines Holdings, Inc. *
1,276 101,372
United Parcel Service, Inc.,
Class B
5,296 516,572
Verisk Analytics, Inc.
728 228,694
Vertiv Holdings Co., Class A
3,384 365,235
W.W. Grainger, Inc.
180 195,761
Waste Management, Inc.
3,070 739,778
Westinghouse Air Brake
Technologies Corp.
794 160,642
(Cost $9,603,411)
11,347,566
Number
of Shares Value $
Information Technology
— 37.9%
Accenture PLC, Class A
2,981 944,440
Adobe, Inc. *
2,103 872,934
Advanced Micro Devices, Inc. *
9,553 1,057,804
Amdocs Ltd.
620 56,891
Analog Devices, Inc.
3,476 743,795
Apple, Inc.
88,167 17,708,342
Applied Materials, Inc.
5,253 823,408
AppLovin Corp., Class A *
1,087 427,191
Arista Networks, Inc. *
7,058 611,505
ARM Holdings PLC, ADR * (a)
2,295 285,819
Atlassian Corp., Class A *
803 166,727
Autodesk, Inc. *
1,086 321,586
Broadcom, Inc.
22,677 5,489,421
Cadence Design Systems, Inc. *
1,361 390,702
CDW Corp.
669 120,661
Cisco Systems, Inc.
22,799 1,437,249
Cloudflare, Inc., Class A *
1,506 249,830
Cognizant Technology Solutions
Corp., Class A
2,485 201,260
Corning, Inc.
7,901 391,811
Crowdstrike Holdings, Inc., Class
A *
1,135 535,005
Datadog, Inc., Class A *
1,555 183,303
Fair Isaac Corp. *
124 214,059
Fortinet, Inc. *
3,057 311,141
Gartner, Inc. *
377 164,530
Gen Digital, Inc.
2,970 84,586
GLOBALFOUNDRIES, Inc. *
4,641 166,148
HP, Inc.
9,237 230,001
HubSpot, Inc. *
247 145,705
Intel Corp.
19,913 389,299
Intuit, Inc.
1,304 982,525
Keysight Technologies, Inc. *
2,212 347,373
KLA Corp.
1,006 761,421
Lam Research Corp.
9,653 779,866
Marvell Technology, Inc.
5,580 335,860
Microchip Technology, Inc.
6,643 385,560
Micron Technology, Inc.
7,697 727,059
Microsoft Corp.
45,361 20,882,390
MicroStrategy, Inc., Class A *
1,109 409,288
MongoDB, Inc. *
446 84,218
Monolithic Power Systems, Inc.
639 422,954
Motorola Solutions, Inc.
1,331 552,871
NetApp, Inc.
3,092 306,603
NVIDIA Corp.
122,477 16,550,317
ON Semiconductor Corp. *
5,397 226,782
Oracle Corp.
7,717 1,277,395
Palo Alto Networks, Inc. *
3,179 611,703
QUALCOMM, Inc.
6,843 993,604
Salesforce, Inc.
4,412 1,170,812

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Sandisk Corp. *
1,193 44,964
Seagate Technology Holdings
PLC
3,365 396,868
ServiceNow, Inc. *
981 991,879
Skyworks Solutions, Inc.
3,153 217,652
Snowflake, Inc., Class A *
1,524 313,441
Super Micro Computer, Inc. *
10,172 407,083
Synopsys, Inc. *
760 352,625
TE Connectivity PLC
3,167 506,942
Teradyne, Inc.
2,365 185,889
Texas Instruments, Inc.
5,589 1,021,949
VeriSign, Inc.
450 122,612
Western Digital Corp. *
3,586 184,858
Workday, Inc., Class A *
1,038 257,123
Zebra Technologies Corp., Class
A *
861 249,492
Zoom Communications, Inc. *
1,527 124,069
Zscaler, Inc. *
479 132,060
(Cost $61,173,671)
88,043,260
Materials — 1.9%
Ball Corp.
5,209 279,098
Corteva, Inc.
7,461 528,239
CRH PLC
4,166 379,772
Ecolab, Inc.
2,271 603,223
International Flavors &
Fragrances, Inc.
3,775 289,014
International Paper Co.
275 13,148
Martin Marietta Materials, Inc.
626 342,766
Nucor Corp.
502 54,899
Packaging Corp. of America
1,305 252,087
PPG Industries, Inc.
2,545 281,986
Sherwin-Williams Co.
1,789 641,911
Southern Copper Corp.
3,201 291,003
Vulcan Materials Co.
1,413 374,544
(Cost $3,744,840)
4,331,690
Real Estate — 4.8%
Alexandria Real Estate Equities,
Inc. REIT
3,658 256,755
American Tower Corp. REIT
3,773 809,874
AvalonBay Communities, Inc.
REIT
2,051 424,085
CBRE Group, Inc., Class A *
1,444 180,529
CoStar Group, Inc. *
2,050 150,798
Crown Castle, Inc. REIT
5,292 531,052
Digital Realty Trust, Inc. REIT
3,111 533,599
Equinix, Inc. REIT
768 682,614
Equity Residential REIT
5,870 411,722
Essex Property Trust, Inc. REIT
1,352 383,833
Extra Space Storage, Inc. REIT
2,940 444,381
Healthpeak Properties, Inc. REIT
17,448 303,770
Invitation Homes, Inc. REIT
12,052 406,152
Iron Mountain, Inc. REIT
4,159 410,535
Number
of Shares Value $
Mid-America Apartment
Communities, Inc. REIT
2,361 369,850
Millrose Properties, Inc. REIT
3,172 88,403
Prologis, Inc. REIT
7,070 767,802
Public Storage REIT
1,687 520,288
Realty Income Corp. REIT
9,564 541,514
SBA Communications Corp.
REIT
1,994 462,389
Simon Property Group, Inc. REIT
3,142 512,366
Ventas, Inc. REIT
6,996 449,703
VICI Properties, Inc. REIT
15,308 485,417
Welltower, Inc. REIT
5,167 797,165
Weyerhaeuser Co. REIT
10,764 278,895
(Cost $10,764,680)
11,203,491
Utilities — 1.1%
American Water Works Co., Inc.
10,830 1,548,365
Edison International
18,414 1,024,739
(Cost $2,726,004)
2,573,104
TOTAL COMMON STOCKS
(Cost $181,549,903)
230,720,291
EXCHANGE-TRADED FUNDS
— 0.2%
iShares Paris-Aligned Climate
MSCI USA ETF (a)
300 19,266
Vanguard Mid-Cap ETF
100 27,016
Xtrackers MSCI USA Climate
Action Equity ETF (b)
15,000 556,581
(Cost $539,846)
602,863
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.22%
(c)(d)
(Cost $209,275)
209,275 209,275
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
4.26% (c)
(Cost $504,848)
504,848 504,848
TOTAL INVESTMENTS
— 100.0%
(Cost $182,803,872)
232,037,277
Other assets and liabilities,
net — 0.0%
23,731
NET ASSETS — 100.0%
232,061,008

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Hidden Row
At May 31, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
EXCHANGE-TRADED FUNDS — 0.2%
Xtrackers MSCI USA Climate Action Equity ETF (b)
307,443 337,432 (111,887) 2,553 21,040 4,250 — 15,000 556,581
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.22% (c)(d)
512,450 — (303,175) (e) — — 3,919 — 209,275 209,275
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 4.26% (c)
307,334 2,708,599 (2,511,085) — — 14,239 — 504,848 504,848
1,127,227 3,046,031 (2,926,147) 2,553 21,040 22,408 — 729,123 1,270,704
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $199,654, which is 0.1% of net assets.
(b)
Affiliated fund advised by DBX Advisors LLC.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-Mini S&P 500 Index
USD 22 617,739 650,760 6/20/2025 33,021
USD U.S. Dollar

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
USNZ-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 230,720,291 $ — $ — $ 230,720,291
Exchange-Traded Funds
602,863 — — 602,863
Short-Term Investments (a)
714,123 — — 714,123
Derivatives (b)
Futures Contracts
33,021 — — 33,021
TOTAL
$ 232,070,298 $ — $ — $ 232,070,298
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.